Schedule of Fair Value Assumptions of Conversion Features (Details) - Warrants And Conversion [Member]	Apr. 20, 2023
Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	3.86
Historical volatility for shares, measurement input [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	101.71
Historical volatility for shares, measurement input [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	119.94
Dividend yield measurement input [member]
IfrsStatementLineItems [Line Items]
Warrant inputs	0
Expected life measurement input [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life (years)	2 years 10 days
Expected life measurement input [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life (years)	2 years 2 months 8 days